Label	Element	Value
MFS® Lifetime® 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001330967_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is June 1, 2019. MFS® Lifetime® 2050 Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Lifetime® 2050 Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

As of August 1, 2018, the fund’s approximate target allocation among asset classes and the underlying funds was:

Bond Funds:	5.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
International Stock Funds:	28.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Blended Research International Equity Fund	11.0%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	3.5%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund*	3.5%
MFS Research International Fund	4.0%
U.S. Stock Funds:	57.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Blended Research Value Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Research Fund	4.0%
MFS Value Fund	6.0%
Specialty Funds:	10.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%

* Effective June 1, 2019, the name of MFS International Value Fund changed to MFS International Intrinsic Value Fund.

All percentages are rounded to the nearest tenth of a percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.